UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-22277

American Funds Money Market Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

American Funds Money Market FundSM
Investment portfolio

June 30, 2009
unaudited

Short-term securities — 99.59%	Yield at acquisition	Principal amount (000)	Value (000)

FEDERAL AGENCY DISCOUNT NOTES — 64.54%
Fannie Mae July 1, 2009	0.18%	$53,600	$53,600
Fannie Mae July 13, 2009	0.16	29,847	29,845
Fannie Mae July 14, 2009	0.15	30,000	29,998
Fannie Mae July 15, 2009	0.15	29,700	29,698
Fannie Mae July 20, 2009	0.17	78,600	78,593
Fannie Mae July 21, 2009	0.17	78,700	78,692
Fannie Mae August 5, 2009	0.15	36,500	36,493
Fannie Mae August 10, 2009	0.21	29,910	29,904
Fannie Mae August 12, 2009	0.19	62,400	62,385
Fannie Mae August 20, 2009	0.19	8,500	8,498
Fannie Mae August 24, 2009	0.20	9,000	8,997
Fannie Mae August 26, 2009	0.15	131,750	131,712
Fannie Mae September 1, 2009	0.19	75,000	74,971
Fannie Mae September 2, 2009	0.19	75,000	74,971
Fannie Mae September 21, 2009	0.21	25,000	24,985
Freddie Mac July 13, 2009	0.16	29,100	29,098
Freddie Mac July 27, 2009	0.14	22,697	22,695
Freddie Mac August 3, 2009	0.20	29,667	29,661
Freddie Mac August 4, 2009	0.15	19,500	19,497
Freddie Mac August 17, 2009	0.17	75,400	75,383
Freddie Mac August 18, 2009	0.15	22,165	22,160
Freddie Mac August 25, 2009	0.19	37,800	37,788
Freddie Mac September 1, 2009	0.21	19,500	19,493
Federal Home Loan Bank August 3, 2009	0.20	25,000	24,995
Federal Home Loan Bank August 5, 2009	0.20	10,235	10,233
Federal Home Loan Bank August 14, 2009	0.21	30,000	29,992
Federal Home Loan Bank September 23, 2009	0.18	22,000	21,986
Federal Farm Credit Banks July 1, 2009	0.18	17,500	17,500
			1,113,823

U.S. TREASURIES — 23.62%
U.S. Treasury Bill July 23, 2009	0.02	76,600	76,592
U.S. Treasury Bill August 6, 2009	0.19	50,000	49,993
U.S. Treasury Bill August 13, 2009	0.13	129,300	129,278
U.S. Treasury Bill September 3, 2009	0.19	10,000	9,998
U.S. Treasury Bill September 15, 2009	0.19	9,200	9,197
U.S. Treasury Bill September 17, 2009	0.17	62,600	62,576
U.S. Treasury Bill September 24, 2009	0.20	70,000	69,972
			407,606

COMMERCIAL PAPER — 8.51%
Canada Bill July 8, 2009	0.21	50,000	49,998
KfW July 6, 2009[1]	0.19	22,350	22,349
KfW August 21, 2009[1]	0.20	20,000	19,995
British Columbia (Province of) August 17, 2009	0.22	20,000	19,995
British Columbia (Province of) August 19, 2009	0.21	9,500	9,498
Caisse d’Amortissement de la Dette Sociale August 4, 2009	0.38	5,000	4,999
Caisse d’Amortissement de la Dette Sociale August 10, 2009	0.28	12,100	12,097
Denmark (Kingdom of) September 18, 2009	0.22	8,000	7,994
			146,925

U.S. GOVERNMENT AGENCY-GUARANTEED COMMERCIAL PAPER — 2.32%
State Street Corp., FDIC insured, August 5, 2009	0.24	15,000	14,997
General Electric Capital Corp., FDIC insured, September 25, 2009	0.26	15,000	14,990
Bank of America Corp., FDIC insured, August 17, 2009	0.23	10,000	9,997
			39,984

DISCOUNT NOTES — 0.60%
International Bank for Reconstruction and Development September 15, 2009	0.21	10,400	10,394

Total investment securities (cost: $1,718,747,000)			1,718,732
Other assets less liabilities			7,157

Net assets			$1,725,889

[1]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $42,344,000, which represented 2.45% of the net assets of the fund.

Security valuation

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At June 30, 2009, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$15
Gross unrealized depreciation on investment securities	(30)
Net unrealized depreciation on investment securities	(15)
Cost of investment securities for federal income tax purposes	1,718,747

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-959-0809O-S22958

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MONEY MARKET FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: August 28, 2009

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: August 28, 2009